Investor A, Institutional [Member] Expense Example - Investor A, Institutional [Member] - BlackRock Defensive Advantage Emerging Markets Fund	Apr. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	990
Expense Example, with Redemption, 5 Years	1,904
Expense Example, with Redemption, 10 Years	4,247
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	1,551
Expense Example, with Redemption, 5 Years	2,476
Expense Example, with Redemption, 10 Years	$ 4,817